Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories
The information sets below describe the disaggregation of revenue from external customers by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods is transferred, or over time when the services are rendered, in its entirety to the customer.

		Coca-Cola FEMSA					Proximity Americas Division						Proximity Europe Division						Health Division						Fuel Division						Other						Total
	2024		2023		2022		2024		2023		2022		2024		2023		2022		2024		2023(4)		2022		2024		2023		2022		2024		2023(5)		2022		2024		2023		2022
By geographic areas:
Mexico and Central America (1)	Ps.	166,996	Ps.	149,362	Ps.	131,002	Ps.	294,341	Ps.	272,456	Ps.	229,331	Ps.	—	Ps.	—	Ps.	—	Ps.	12,441	Ps.	11,922	Ps.	11,442	Ps.	65,365	Ps.	58,499	Ps.	51,813	Ps.	20,209	Ps.	29,652	Ps.	21,280	Ps.	559,352	Ps.	521,891	Ps.	444,868
United States (2)		—		—		—		3,729		15		17		—		—		—		—		—		—		—		—		—		—		—		—		3,729		15		17
South America (3)		112,797		95,726		95,738		9,127		6,049		4,610		—		—		—		67,314		63,436		63,358		—		—		—		—		—		—		189,238		165,211		163,706
Europe		—		—		—		—		—		—		49,755		43,552		9,809		—		—		—		—		—		—		—		—		—		49,755		43,552		9,809
Total revenues		279,793		245,088		226,740		307,197		278,520		233,958		49,755		43,552		9,809		79,755		75,358		74,800		65,365		58,499		51,813		20,209		29,652		21,280		802,074		730,669		618,400
Consolidation adjustments		10,193		8,448		6,489		3,430		1,735		74		—		—		—		—		3		—		176		349		311		6,690		17,442		14,518		20,489		27,977		21,392
Consolidated revenues		269,600		236,640		220,251		303,767		276,785		233,884		49,755		43,552		9,809		79,755		75,355		74,800		65,189		58,150		51,502		13,519		12,210		6,762		781,585		702,692		597,008
By products and/or services
Products sold at a point-in time	Ps.	279,793	Ps.	245,088	Ps.	226,740	Ps.	307,197	Ps.	278,520	Ps.	233,958	Ps.	49,755	Ps.	43,552	Ps.	9,809	Ps.	79,755	Ps.	75,358	Ps.	74,800	Ps.	64,975	Ps.	57,616	Ps.	51,697	Ps.	20,209	Ps.	29,652	Ps.	21,280	Ps.	801,684	Ps.	729,786	Ps.	618,284
Services revenues over time		—		—		—		—		—		—		—		—		—		—		—		—		390		883		116		—		—		—		390		883		116
Consolidation adjustments		10,193		8,448		6,489		3,430		1,735		74		—		—		—		—		3		—		176		349		311		6,690		17,442		14,518		20,489		27,977		21,392
Consolidated revenues		269,600		236,640		220,251		303,767		276,785		233,884		49,755		43,552		9,809		79,755		75,355		74,800		65,189		58,150		51,502		13,519		12,210		6,762		781,585		702,692		597,008

(1)Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps.503,207, Ps. 456,709 and Ps. 418,807 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively.

(2)In 2023 the Company finalized the merger of Envoy Solutions, LLC into Brady Plus, keeping an economic interest of 37% in IFS TopCo. The revenues from this business unit were reclassified to discontinued operations for the years ended December 31, 2024, December 31, 2023 and 2022.

(3)South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. $81,857, Ps. 53,573 and Ps. 70,737 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Colombia’s revenues of Ps. 54,776, Ps. 57,432 and Ps. 45,733 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Argentina’s revenues of Ps. 10,990, Ps. 6,673 and Ps. 11,034 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Chile’s revenues of Ps. 34,259, Ps.35,437 and Ps. 35,423 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Uruguay’s revenues of Ps. 5,818, Ps. 4,415 and Ps. 3,886 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Ecuador’s revenue of Ps. 9,454, Ps. 8,986 and Ps. 9,791 during the years ended in December 31, 2024, December 31, 2023 and 2022, respectively.
(4)In 2024 the Company reclassified Ecuador revenues from Central America to South America for an amount of Ps.8,986 and Ps. 9,770 for the years ended in December 31, 2023 and 2022, respectively.
(5)In 2024 the Company reclassified revenues from corporate services in the Holding company for an amount of Ps. 27,223 for the years ended in December 31, 2023.